Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 SGD ($) shares	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 MYR (RM) shares	Mar. 31, 2026 BRL (R$) shares	Mar. 31, 2026 THB (฿) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 19, 2025	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of reporting segments	3	3	3	3	3	3
Deposits held in bank	$ 2,741,404						$ 3,131,335
Allowance for credit loss	1,343,107						248,956
Inventories write-down	172,282						211,356	$ 468,941
Allowance for credit loss of other receivables	149,739						27,923	52,949		$ 3,747
Allowance related to prepayment	$ 286,098						114,792	209,412		$ 51,755
Intangible Asset, Excluding Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest expense, net	Interest expense, net	Interest expense, net	Interest expense, net	Interest expense, net	Interest expense, net
Impairment losses	$ 16,901						11,688	$ 500,684
Impairment loss on goodwill
Present value discount rate	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%		13.00%
Impairment of long-lived assets
Recognized incremental fair value
Incremental costs to obtain contract
Contract liabilities	8,179,636						505,323
Revenue recognized	505,323						209,903	$ 363,726
Contracts with performance obligations
Accrue warranty reserves
Advertisement expenses	3,579,683						2,155,033	1,547,129
Total expenses for the plans	$ 1,094,630						$ 305,690	$ 211,432
Antidilutive of diluted net income (loss) per ordinary share | shares	16,500,000	16,500,000	16,500,000	16,500,000	16,500,000	16,500,000	16,500,000
Fair value of the underlying asset percentage	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Recognized incremental fair value	$ 12,014
Skill Development Levy (“SDL”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s salary capped		$ 11.25
Social Security Organization (“SOSCO”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | RM				RM 4,000
Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | RM				RM 5,000
Mandatory Provident Fund (“MPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped			$ 30,000
Social Security Contribution (“INSS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | R$					R$ 7,507
Singapore Subsidiaries [Member] | Central Provident Fund (“CPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Singapore Subsidiaries [Member] | Skill Development Levy (“SDL”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Employee’s salary capped	$ 8.3
Malaysian Subsidiary [Member] | Social Security Organization (“SOSCO”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Malaysian Subsidiary [Member] | Employees Provident Fund (“EPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Malaysian Subsidiary [Member] | Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Hong Kong Subsidiaries [Member] | Mandatory Provident Fund (“MPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Brazil Subsidiary [Member] | Employees’ Severance Indemnity Fund (“FGTS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Brazil Subsidiary [Member] | Social Security Contribution (“INSS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
United Kingdom Subsidiary [Member] | National Insurance Contribution (“NIC”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
United Kingdom Subsidiary [Member] | Workplace Pension [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Dubai Subsidiary [Member] | General Pension and Social Security Authority (“GPSSA”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Thailand subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Total expenses for the plans | ฿						฿ 15,000
Contribution rate based on employee’s salary	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Taiwan subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
United Kingdom [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Dubai, United Arab Emirates [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of value add tax reduced rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Thailand [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Sales tax	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Sales tax	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Underlying asset, percentage	25.00%
Minimum [Member] | Singapore Subsidiaries [Member] | Central Provident Fund (“CPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Minimum [Member] | People of Republic of China (“PRC”) Subsidiary [Member] | Social Security and Housing Provident Fund Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Minimum [Member] | Japan subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Minimum [Member] | China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Sales tax	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Underlying asset, percentage	75.00%
Maximum [Member] | People of Republic of China (“PRC”) Subsidiary [Member] | Social Security and Housing Provident Fund Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Maximum [Member] | Japan subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Maximum [Member] | China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
2Game’s Minority Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Acquisition controlling interest rate									10.00%